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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




                           Elfun International Equity

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

                                                                                 Number of
                                                                                   Shares                              Value

Common Stock - 97.3%
----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.5%
Brambles Ltd.                                                                      802,039                           $ 2,675
Paladin Energy Ltd.                                                                598,561                             1,414 (a)
Telstra Corporation Ltd.                                                           463,613                             1,034
                                                                                                                       5,123

Brazil - 1.7%
Cia Vale do Rio Doce ADR                                                           171,182                             1,931
Petroleo Brasileiro S.A. ADR                                                        60,871                             1,491
                                                                                                                       3,422

Canada - 1.6%
Cameco Corp.                                                                        23,846                               408
Kinross Gold Corp.                                                                   2,610                                47
Potash Corp of Saskatchewan Inc.                                                    34,692                             2,811
                                                                                                                       3,266

China - 0.4%
China Mobile Ltd.                                                                   83,191                               726

Denmark - 0.4%
G4S PLC                                                                            313,278                               866

Finland - 1.4%
Nokia OYJ                                                                          237,365                             2,798

France - 17.2%
Alstom S.A.                                                                         16,830                               871
AXA S.A.                                                                            88,957                             1,069
BNP Paribas                                                                        113,126                             4,674
Cie Generale d'Optique Essilor International S.A.                                   70,831                             2,737
Credit Agricole S.A.                                                               228,117                             2,518
France Telecom S.A.                                                                 68,930                             1,570
GDF Suez                                                                            51,649                             1,773
Groupe Danone                                                                      103,120                             5,019
Total S.A.                                                                         103,245                             5,130
Unibail-Rodamco (REIT)                                                               8,418                             1,192
Veolia Environnement                                                               129,592                             2,705
Vinci S.A.                                                                          51,812                             1,923
Vivendi                                                                            150,263                             3,975
                                                                                                                      35,156

Germany - 7.0%
Adidas AG                                                                           31,915                             1,062
Bayer AG                                                                            76,134                             3,639
E.ON AG                                                                             90,784                             2,520
Linde AG                                                                            27,877                             1,894
Metro AG                                                                            48,491                             1,600
RWE AG                                                                              10,467                               734
Siemens AG (Regd.)                                                                  51,349                             2,932
                                                                                                                      14,381

Greece - 0.2%
Hong Kong                                                                           30,907                               461

Hong Kong - 0.7%
Hong Kong                                                                          123,371                               629
Sun Hung Kai Properties Ltd.                                                        94,550                               848
                                                                                                                       1,477

India - 1.0%
ICICI Bank Ltd.                                                                     68,087                               448
Larsen & Toubro Ltd.                                                               112,082                             1,473
                                                                                                                       1,921

Ireland - 0.5%
CRH PLC                                                                             49,363                             1,073

Italy - 2.1%
ENI S.p.A.                                                                          61,238                             1,189
Intesa Sanpaolo S.p.A.                                                             745,510                             2,051
Saipem S.p.A.                                                                       62,097                             1,105
                                                                                                                       4,345

Japan - 17.4%
East Japan Railway Co.                                                              48,697                             2,529
Mitsubishi Estate Company Ltd.                                                     241,946                             2,700
Mitsubishi Heavy Industries Ltd.                                                   451,000                             1,361
Mitsubishi UFJ Financial Group, Inc.                                             1,036,302                             4,994
Nidec Corp.                                                                          4,852                               216
Nintendo Company Ltd.                                                               10,599                             3,053
Nomura Holdings, Inc.                                                              731,675                             3,667
Shiseido Company Ltd.                                                              301,881                             4,386
Sony Financial Holdings Inc.                                                         1,480                             3,941 (a)
Sumitomo Metal Industries Ltd.                                                     935,030                             1,865
Sumitomo Mitsui Financial Group Inc.                                                19,900                               687
Sumitomo Realty & Development Company Ltd.                                          15,000                               165
The Bank of Yokohama Ltd.                                                          369,026                             1,562
Toray Industries Inc.                                                              306,152                             1,224
Toyota Motor Corp.                                                                 101,782                             3,215
                                                                                                                      35,565

Mexico - 0.6%
America Movil SAB de C.V. ADR (Series L)                                            45,864                             1,242

Netherlands - 1.8%
Heineken N.V.                                                                       16,917                               481
Koninklijke Ahold N.V.                                                              67,555                               740
Koninklijke Philips Electronics N.V.                                               173,996                             2,560
                                                                                                                       3,781

Norway - 0.2%
Orkla ASA                                                                           53,646                               367

Singapore - 1.1%
CapitaLand Ltd.                                                                    675,500                             1,035
Singapore Telecommunications Ltd.                                                  763,342                             1,270
                                                                                                                       2,305

South Africa - 0.8%
MTN Group Ltd.                                                                     137,543                             1,519

South Korea - 1.3%
KB Financial Group Inc.                                                             33,863                               807
Samsung Electronics Company Ltd.                                                     4,530                             1,860
                                                                                                                       2,667

Spain - 3.2%
Banco Santander S.A. (Regd.)                                                       702,106                             4,838
Iberdrola S.A.                                                                     236,978                             1,661
                                                                                                                       6,499

Sweden - 0.5%
Hennes & Mauritz AB (Series B)                                                      28,650                             1,071

Switzerland - 13.3%
ABB Ltd. (Regd.)                                                                   189,414                             2,647
Credit Suisse Group AG (Regd.)                                                      74,937                             2,284
Nestle S.A. (Regd.)                                                                200,752                             6,794
Novartis AG (Regd.)                                                                116,691                             4,421
Roche Holding AG                                                                    65,383                             8,982
Syngenta AG                                                                         10,675                             2,154
                                                                                                                      27,282

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company Ltd.                                  2,071,145                             3,139

United Kingdom - 18.9%
BG Group PLC                                                                       193,821                             2,931
BHP Billiton PLC                                                                   181,955                             3,612 (c)
BP PLC                                                                             213,738                             1,445
Diageo PLC                                                                         246,630                             2,780
G4S PLC                                                                            492,020                             1,368
HSBC Holdings PLC                                                                  164,517                               932
Lloyds Banking Group PLC                                                         2,037,516                             2,065
National Grid PLC                                                                  441,188                             3,386
Prudential PLC                                                                     481,167                             2,324
Reckitt Benckiser Group PLC                                                        138,319                             5,192
Rio Tinto PLC (Regd.)                                                               43,489                             1,465
Tesco PLC                                                                          797,939                             3,813
The Capita Group PLC                                                               123,950                             1,206
Vodafone Group PLC                                                               3,446,553                             6,064
                                                                                                                      38,583

Total Common Stock                                                                                                   199,035
(Cost $293,946)

------------------------------------------------------------------------------------------------------------------------------------
Rights - 0.2%
------------------------------------------------------------------------------------------------------------------------------------


CRH PLC                                                                             14,519                               316 (a)
(Cost $160)


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Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------


GEI Investment Fund                                                                                                       85 (d)
(Cost $164)

Total Investments in Securities                                                                                      199,436
(Cost $294,270)


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Short-Term Investments - 1.6%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                                  3,249 (b,e)
(Cost $3,249)

Total Investments                                                                                                    202,685
(Cost $297,519)

Other Assets and Liabilities, net - 0.9%                                                                               1,911


                                                                                                              --------------
NET ASSETS  - 100.0%                                                                                               $ 204,596
                                                                                                              ==============




--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The Elfun International Equity had the following short futures contracts open at March 31, 2009 (unaudited):

             Description                                     Expiration date       Number of        Current Notional   Unrealized
                                                                                   Contracts            Value          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                                 June 2009              6               $ (159)                $ (1)
FTSE 100 Index Futures                                         June 2009              1                  (56)                  (2)
Topix Index Futures                                            June 2009              1                  (79)                  (2)


                                                                                                                            --------
                                                                                                                             $ (5)
                                                                                                                            ========



The Elfun International Equity was invested in the following sectors at March 31, 2009 (unaudited):

Sector                                                                                                         Percentage (based on
                                                                                                                    Market Value)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                                      12.82%
Pharmaceuticals                                                                                                        8.55%
Oil, Gas & Consumable Fuels                                                                                            7.02%
Food Products                                                                                                          5.92%
Wireless Telecommunication Services                                                                                    4.79%
Metals & Mining                                                                                                        4.47%
Multi-Utilities                                                                                                        4.31%
Chemicals                                                                                                              4.05%
Insurance                                                                                                              3.68%
Food & Staples Retailing                                                                                               3.09%
Capital Markets                                                                                                        2.98%
Industrial Conglomerates                                                                                               2.94%
Household Products                                                                                                     2.60%
Semiconductors & Semiconductor Equipment                                                                               2.51%
Commercial Services & Supplies                                                                                         2.46%
Real Estate Management & Development                                                                                   2.38%
Personal Products                                                                                                      2.20%
Diversified Telecommunication Services                                                                                 2.17%
Electric Utilities                                                                                                     2.10%
Media                                                                                                                  1.99%
Electrical Equipment                                                                                                   1.76%
Construction & Engineering                                                                                             1.70%
Beverages                                                                                                              1.65%
Automobiles                                                                                                            1.61%
Software                                                                                                               1.53%
Communications Equipment                                                                                               1.40%
Healthcare Equipment & Supplies                                                                                        1.37%
Road & Rail                                                                                                            1.27%
Specialty Retail                                                                                                       0.85%
Real Estate Investment Trusts (REIT's)                                                                                 0.76%
Machinery                                                                                                              0.68%
Professional Services                                                                                                  0.60%
Energy Equipment & Services                                                                                            0.55%
Construction Materials                                                                                                 0.55%
Textiles Apparel & Luxury Goods                                                                                        0.53%
Electronic Equipment, Instruments & Components                                                                         0.11%
Other Investments                                                                                                      0.05%


                                                                                                              ---------------
                                                                                                                      100.00%
                                                                                                              ===============


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.


(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.







      + Percentages are based on net assets as of March 31, 2009.

     *  Less than 0.1%

     ** Amount is less than $500



            Abbreviations:


Regd.       Registered
REIT        Real Estate Investment Trust



Fair Value Disclosure


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$202,600      $85             $-            $202,685
Other Financial
   Instruments  $(5)          $-	      $-	    $(5)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/09			$-      	$-



Derivatives Disclosure.


The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Liability Derivatives March 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun International Equity Fund

Equity Contracts	  Receivables, Net    (10,070)         (4,624)*
			  Assets - Unrealized
			  Appreciation


* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 26, 2009